MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale:
Amortized cost	$ 11,784	$ 12,032
Unrealized losses	(82)	(232)
Unrealized gains	117	115
Market value	11,819	11,915
Equity funds [Member]
Available-for-sale:
Amortized cost	118	116
Unrealized losses	0	0
Unrealized gains	117	115
Market value	235	231
Corporate bonds [Member]
Available-for-sale:
Amortized cost	11,666	11,916
Unrealized losses	(82)	(232)
Unrealized gains	0	0
Market value	$ 11,584	$ 11,684